UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2007

Item 1. Schedule of Investments.
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

Equity Securities - 94.0%	Shares	Value
Capital Markets - 6.3%
Affiliated Managers Group, Inc.*	11,991	$1,408,463
Waddell & Reed Financial, Inc.	58,000	2,093,220

		3,501,683

Chemicals - 2.9%
Airgas, Inc.	31,695	1,651,626

Commercial Banks - 4.0%
Columbia Banking System, Inc.	31,903	948,476
Glacier Bancorp, Inc.	68,204	1,278,143

		2,226,619

Commercial Services & Supplies - 11.1%
Brink’s Co.	37,202	2,222,448
Interface, Inc.	87,065	1,420,901
Schawk, Inc.	36,308	563,500
Standard Parking Corp.*	41,200	1,997,788

		6,204,637

Diversified Consumer Services - 7.1%
Corinthian Colleges, Inc.*	129,437	1,993,330
Matthews International Corp.	42,781	2,005,145

		3,998,475

Diversified Telecommunication Services - 1.7%
Iowa Telecommunications Services, Inc.	59,980	975,275

Electronic Equipment & Instruments - 7.8%
Anixter International, Inc.*	30,915	1,925,077
Littelfuse, Inc.*	38,068	1,254,721
Plexus Corp.*	44,539	1,169,594

		4,349,392

Energy Equipment & Services - 3.4%
Exterran Holdings, Inc.*	15,963	1,305,773
Tesco Corp.*	20,424	585,556

		1,891,329

Food & Staples Retailing - 1.0%
Longs Drug Stores Corp.	11,685	549,195

Equity Securities - 94.0%	Shares	Value
Food Products - 4.8%
J&J Snack Foods Corp.	25,553	799,298
Lance, Inc.	92,160	1,881,907

		2,681,205

Gas Utilities - 5.4%
New Jersey Resources Corp.	25,399	1,270,458
South Jersey Industries, Inc.	47,932	1,729,866

		3,000,324

Health Care Providers & Services - 7.7%
Owens & Minor, Inc.	48,780	2,069,735
Universal American Financial Corp.*	86,572	2,215,378

		4,285,113

Household Durables - 2.4%
American Greetings Corp.	65,384	1,327,295

Insurance - 9.1%
Assured Guaranty Ltd.	85,612	2,272,142
Hilb, Rogal, & Hobbs Co.	38,852	1,576,226
Markel Corp.*	2,478	1,216,946

		5,065,314

Media - 4.5%
Belo Corp.	78,126	1,362,517
Meredith Corp.	21,156	1,163,157

		2,525,674

Metals & Mining - 4.7%
Compass Minerals International, Inc.	63,858	2,618,178

Real Estate Investment Trusts - 1.1%
Corporate Office Properties Trust	20,771	654,287

Software - 6.0%
Fair Isaac Corp.	63,277	2,034,356
Jack Henry & Associates, Inc.	53,300	1,297,322

		3,331,678

Textiles, Apparel & Luxury Goods - 3.0%
Phillips-Van Heusen Corp.	45,124	1,663,271

Total Equity Securities (Cost $46,166,470)		52,500,570

	Shares	Value
Exchange Traded Funds - 3.5%
iShares Russell 2000 Index Fund	25,323	1,922,522

Total Exchange Traded Funds (Cost $2,028,384)		1,922,522

	Principal
U.S. Government Agencies and Instrumentalities - 3.2%	Amount
Federal Home Loan Bank Discount Notes, 1/2/08	$1,800,000	1,799,837

Total U.S. Government Agencies and Instrumentalities (Cost $1,799,837)		1,799,837

TOTAL INVESTMENTS (Cost $49,994,691) - 100.7%		56,222,929
Other assets and liabilities, net – (0.7%)		(396,064)

NET ASSETS - 100%		$55,826,865

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

Equity Securities - 95.2%	SHARES	VALUE
Capital Markets - 8.6%
Affiliated Managers Group, Inc.*	12,500	$1,468,250
Eaton Vance Corp.	13,300	603,953
Legg Mason, Inc.	11,448	837,421
T. Rowe Price Group, Inc.	23,133	1,408,337

		4,317,961

Chemicals - 3.0%
Airgas, Inc.	29,000	1,511,190

Commercial Banks - 2.5%
Marshall & Ilsley Corp.	46,302	1,226,077

Commercial Services & Supplies - 10.4%
Brink’s Co.	35,667	2,130,747
Dun & Bradstreet Corp.	11,433	1,013,307
Herman Miller, Inc.	28,610	926,678
Pitney Bowes, Inc.	30,300	1,152,612

		5,223,344

Equity Securities - 95.2%	SHARES	VALUE
Diversified Consumer Services - 3.8%
Corinthian Colleges, Inc.*	123,700	1,904,980

Diversified Telecommunication Services - 2.3%
Citizens Communications Co.	89,944	1,144,987

Electronic Equipment & Instruments - 2.5%
Anixter International, Inc.*	19,831	1,234,876

Energy Equipment & Services - 5.7%
Exterran Holdings, Inc.*	23,627	1,932,689
Superior Energy Services, Inc.*	27,266	938,496

		2,871,185

Food & Staples Retailing - 2.2%
SUPERVALU, Inc.	29,318	1,100,011

Food Products - 3.0%
H.J. Heinz Co.	32,500	1,517,100

Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.	27,904	1,252,053
Universal American Financial Corp.*	85,055	2,176,557

		3,428,610

Household Durables - 2.0%
Black & Decker Corp.	14,400	1,002,960

Insurance - 9.8%
AON Corp.	26,400	1,259,016
Assured Guaranty Ltd.	66,900	1,775,526
Markel Corp.*	3,778	1,855,376

		4,889,918

IT Services - 8.1%
Fiserv, Inc.*	34,322	1,904,528
Hewitt Associates, Inc.*	56,100	2,148,076

		4,052,604

Machinery - 4.5%
Flowserve Corp.*	23,171	2,229,050

Media - 6.3%
Meredith Corp.	29,168	1,603,657
Washington Post Co., Class B	1,988	1,573,363

		3,177,020

Equity Securities - 95.2%	SHARES	VALUE
Metals & Mining - 3.1%
Compass Minerals International, Inc.	38,300	1,570,300

Software - 5.5%
Fair Isaac Corp.	49,348	1,586,538
Jack Henry & Associates, Inc.	48,500	1,180,490

		2,767,028

Textiles, Apparel & Luxury Goods - 2.6%
Phillips-Van Heusen Corp.	35,870	1,322,168

Trading Companies & Distributors - 2.5%
W.W. Grainger, Inc.	14,200	1,242,784

Total Equity Securities (Cost $42,747,130)		47,734,153

Exchange Traded Funds - 3.1%
iShares Russell Midcap Value Index Fund	10,886	1,535,579

Total Total Exchange Traded Funds (Cost $1,478,984)		1,535,579

	PRINCIPAL
U.S. Government Agencies and Instrumentalities - 2.0%	AMOUNT
Federal Home Loan Bank Discount Notes, 1/2/08	$1,000,000	999,910

Total U.S. Government Agencies and Instrumentalities (Cost $999,910)		999,910

TOTAL INVESTMENTS (Cost $45,226,024) - 100.3%		50,269,642
Other assets and liabilities, net – (0.3%)		(127,048)

NET ASSETS - 100%		$50,142,594

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

EQUITY SECURITIES - 99.8%	Shares	Value
Airlines - 0.5%
China Southern Airlines Co., Ltd. (ADR)*	145,500	$9,522,975

Biotechnology - 5.5%
Amgen, Inc.*	324,200	15,055,848
Biogen Idec, Inc.*	446,900	25,437,548
Gilead Sciences, Inc.*	850,200	39,117,702
Onyx Pharmaceuticals, Inc.*	326,500	18,159,930

		97,771,028

Capital Markets - 8.2%
Charles Schwab Corp.	1,677,900	42,870,345
Franklin Resources, Inc.	238,200	27,257,226
Goldman Sachs Group, Inc.	141,600	30,451,080
State Street Corp.	334,300	27,145,160
TD Ameritrade Holding Corp.*	883,400	17,721,004

		145,444,815

Commercial Banks - 2.3%
US Bancorp	888,400	28,197,816
Wachovia Corp.	347,800	13,226,834

		41,424,650

Communications Equipment - 7.5%
Cisco Systems, Inc.*	1,213,100	32,838,617
Juniper Networks, Inc.*	733,700	24,358,840
Nokia Oyj (ADR)	1,080,000	41,461,200
Research In Motion Ltd.*	300,900	34,122,060

		132,780,717

Computers & Peripherals - 10.6%
Apple, Inc. (t)*	341,900	67,723,552
EMC Corp.*	1,579,300	29,264,429
Hewlett-Packard Co.	777,800	39,263,344
International Business Machines Corp.	295,916	31,988,520
Sun Microsystems, Inc.*	1,135,700	20,590,241

		188,830,086

Diversified Financial Services - 2.7%
Bank of America Corp.	495,200	20,431,952
JPMorgan Chase & Co.	622,800	27,185,220

		47,617,172

Diversified Telecommunication Services - 2.5%
BCE, Inc.	307,200	12,208,128
Telefonica SA (ADR)	333,400	32,536,506

		44,744,634

Electrical Equipment - 0.9%
Sunpower Corp.*	119,500	15,581,605

EQUITY SECURITIES - 99.8%	Shares	Value
Energy Equipment & Services - 3.2%
Cameron International Corp.*	374,800	18,039,124
Noble Corp.	333,600	18,851,736
Smith International, Inc.	278,500	20,567,225

		57,458,085

Health Care Equipment & Supplies - 5.1%
Intuitive Surgical, Inc.*	79,900	25,927,550
St. Jude Medical, Inc.*	616,900	25,070,816
Stryker Corp.	538,900	40,266,608

		91,264,974

Health Care Providers & Services - 2.9%
Cigna Corp.	111,600	5,996,268
Express Scripts, Inc.*	614,800	44,880,400

		50,876,668

Household Durables - 2.1%
Garmin Ltd.	376,300	36,501,100

Insurance - 6.6%
Aflac, Inc.	293,800	18,400,694
AON Corp.	394,100	18,794,629
Chubb Corp.	523,200	28,556,256
Hartford Financial Services Group, Inc.	236,500	20,620,435
Prudential Financial, Inc.	139,400	12,969,776
Travelers Co.’s, Inc.	217,500	11,701,500
WR Berkley Corp.	232,200	6,921,882

		117,965,172

Internet & Catalog Retail - 2.6%
Amazon.Com, Inc.*	495,100	45,866,064

Internet Software & Services - 3.8%
eBay, Inc.*	931,800	30,926,442
Google, Inc.*	54,200	37,478,216

		68,404,658

IT Services - 5.1%
Infosys Technologies Ltd. (ADR)	465,276	21,104,919
MasterCard, Inc.	216,000	46,483,200
Paychex, Inc.	642,100	23,256,862

		90,844,981

Life Sciences – Tools & Services - 1.1%
Waters Corp.*	251,900	19,917,733

Machinery - 3.4%
AGCO Corp.*	262,500	17,844,750
Danaher Corp.	52,600	4,615,124
Deere & Co.	412,200	38,384,064

		60,843,938

EQUITY SECURITIES - 99.8%	Shares	Value
Media - 1.7%
Liberty Global, Inc.*	298,100	11,682,539
Omnicom Group, Inc.	383,000	18,203,990

		29,886,529

Oil, Gas & Consumable Fuels - 1.1%
EnCana Corp.	297,300	20,204,508

Pharmaceuticals - 6.1%
Allergan, Inc.	207,200	13,310,528
Bristol-Myers Squibb Co.	1,100,100	29,174,652
Forest Laboratories, Inc.*	575,900	20,991,555
Johnson & Johnson	371,044	24,748,635
Pfizer, Inc.	895,100	20,345,623

		108,570,993

Semiconductors & Semiconductor Equipment - 7.8%
Intel Corp.		27,793,050
KLA-Tencor Corp.	287,600	13,850,816
MEMC Electronic Materials, Inc.*	304,200	26,918,658
NVIDIA Corp.*	1,025,800	34,897,716
Texas Instruments, Inc.	1,061,600	35,457,440

		138,917,680

Software - 1.9%
Microsoft Corp.	974,400	34,688,640

Specialty Retail - 2.8%
Bed Bath & Beyond, Inc.*	388,600	11,420,954
Best Buy Co., Inc.	375,900	19,791,135
GameStop Corp.*	307,000	19,067,770

		50,279,859

Venture Capital - 0.1%
Napo Pharmaceuticals, Inc. (b)(i)*	279,329	232,700
Orteq Bioengineering Ltd., Series A Preferred (b)(i)*	74,910	969,253

		1,201,953

Wireless Telecommunication Services - 1.7%
Mobile TeleSystems OJSC (ADR)	291,800	29,702,322

Total Equity Securities (Cost $1,471,998,641)		1,777,113,539

	Principal
Certificates of Deposit - 0.0%	Amount
One United Bank, 3.00%, 8/23/08 (b)(k)	$100,000	99,750
ShoreBank, 4.80%, 2/11/08 (b)(k)	100,000	99,610

Total Certificates of Deposit (Cost $200,000)		199,360

High Social Impact Investments - 0.2%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	3,000,000	2,923,980

Total High Social Impact Investments (Cost $3,000,000)		2,923,980

U.S. Government Agencies and Instrumentalities - 0.1%
Federal Home Loan Bank Discount Notes, 1/2/08	1,800,000	1,799,837

Total U.S. Government Agencies and Instrumentalities (Cost $1,799,837)		1,799,837

TOTAL INVESTMENTS (Cost $1,476,998,478) - 100.1%		1,782,036,716
Other assets and liabilities, net – (0.1%)		(1,570,010)

NET ASSETS - 100%		$1,780,466,706

*	Non income producing security

Abbreviations:

ADR: American Depositary Receipt

(b)	This security was valued by the Board of Directors. See note A.

(i)	Restricted securities represent 0.2% of the net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	11,000 shares of Apple, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments. There are no restrictions on the trading of this security.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$3,000,000
Napo Pharmaceuticals, Inc.	2/21/07	499,999
Orteq Bioengineering Ltd., Series A Preferred	7/19/07	998,102
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

EQUITY SECURITIES - 92.6%	Shares	Value
AUSTRALIA - 2.0%
Babcock & Brown Wind Partners	753,113	$1,124,161
Ceramic Fuel Cells Ltd.*	1,356,938	661,775
Energy Developments Ltd.	273,311	933,525

		2,719,461

AUSTRIA - 2.6%
Verbund – Oesterreichische Elektrizitaetswirtschafts AG	49,900	3,493,148

BELGIUM - 1.1%
Hansen Transmissions International NV*	265,804	1,523,836

CANADA - 1.4%
Ballard Power Systems, Inc.*	96,441	510,079
Canadian Hydro Developers, Inc.*	219,664	1,424,439

		1,934,518

CHILE - 1.6%
Enersis SA (ADR)	140,196	2,247,342

CHINA - 3.6%
Suntech Power Holdings Co. Ltd. (ADR)*	60,542	4,983,817

DENMARK - 6.0%
Greentech Energy Systems A/S*	62,013	1,215,929
Vestas Wind Systems A/S*	64,400	6,970,285

		8,186,214

FRANCE - 4.1%
EDF Energies Nouvelles SA	58,273	4,064,799
Theolia SA*	53,802	1,586,597

		5,651,396

GERMANY - 12.8%
Conergy AG	58,692	2,145,266
Ersol Solar Energy AG*	6,656	707,376
Nordex AG*	82,774	3,818,173
Q-Cells AG*	30,381	4,335,250
REpower Systems AG*	15,733	2,875,305
SolarWorld AG	41,622	2,540,632
Solon AG Fuer Solartechnik*	6,475	681,608
Verbio AG*	90,178	458,820

		17,562,430

EQUITY SECURITIES - 92.6%	Shares	Value
ITALY - 0.4%
Actelios SpA	52,786	499,327

JAPAN - 2.6%
Kyocera Corp.	40,100	3,557,186

NORWAY - 4.0%
Renewable Energy Corp. AS*	107,950	5,487,113

SPAIN - 16.5%
Abengoa SA	88,085	3,114,014
Acciona SA	17,572	5,571,125
Gamesa Corp. Tecnologica SA	153,223	7,164,151
Iberdrola Renovables SA*	296,093	2,445,901
Iberdrola SA	282,407	4,294,090

		22,589,281

SWEDEN - 0.3%
Opcon AB*	34,800	359,404

SWITZERLAND - 0.8%
Biopetrol Industries AG*	63,914	341,076
BKW FMB Energie AG	6,337	806,013

		1,147,089

UNITED KINGDOM - 6.5%
Clipper Windpower plc*	205,717	2,907,452
D1 Oils plc*	190,638	512,304
ITM Power plc*	159,415	369,691
Johnson Matthey plc	133,508	4,998,966
Renewable Power & Light plc*	90,641	43,303

		8,831,716

UNITED STATES - 26.3%
Active Power, Inc.*	135,493	298,085
American Superconductor Corp.*	82,758	2,262,604
Aventine Renewable Energy Holdings, Inc.*	74,878	955,443
Covanta Holding Corp.*	92,754	2,565,576
Evergreen Solar, Inc.*	127,405	2,200,284
First Solar, Inc.*	13,815	3,690,539
FPL Group, Inc.	80,646	5,466,186
FuelCell Energy, Inc.*	137,886	1,367,829
MEMC Electronic Materials, Inc.*	51,826	4,586,083
Nova Biosource Fuels, Inc.*	264,819	767,975
Ormat Technologies, Inc.	85,331	4,694,058
Plug Power, Inc.*	135,885	536,746
PowerFilm, Inc.*	149,605	634,322
SunPower Corp.*	46,162	6,019,063

		36,044,793

Total Equity Securities (Cost $114,174,332)		126,818,071

	Principal
U.S. Government Agencies and Instrumentalities - 7.7%	Amount
Federal Home Loan Bank Discount Notes, 1/2/08	$10,500,000	10,499,053

Total U.S. Government Agencies and Instrumentalities (Cost $10,499,053)		10,499,053

TOTAL INVESTMENTS (Cost $124,673,385) - 100.3%		137,317,124
Other assets and liabilities, net – (0.3%)		(360,746)

NET ASSETS - 100%		$136,956,378

* Non-income producing security.

Abbreviations:

ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Large Cap Growth, Small Cap Value, Mid Cap Value, and Global Alternative Energy. Large Cap Growth, Small Cap Value, and Mid Cap Value are registered as diversified portfolios. Global Alternative Energy is registered as a non-diversified portfolio. The operation of each series is accounted for separately. Global Alternative Energy began operations on May 31, 2007. Large Cap Growth offers Class A, Class B, Class C, and Class I shares. Small Cap Value, Mid Cap Value, and Global Alternative Energy each offer Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert Global Alternative Energy Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2007, securities valued at $4,325,293 or 0.2% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 – 2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2007, and net realized capital loss carryforwards as of September 30, 2007 with expiration dates:

				Global
	Large Cap	Small Cap	Mid Cap	Alternative
	Growth	Value	Value	Energy
Federal income tax cost of investments	$1,477,020,163	$50,016,240	$45,240,531	$124,749,418

Unrealized appreciation	358,797,714	8,113,858	7,345,608	14,896,248

Unrealized depreciation	(53,781,161)	(1,907,169)	(2,316,497)	(2,328,542)

Net unrealized appreciation/ (depreciation)	$305,016,553	$6,206,689	$5,029,111	$12,567,706
Capital Loss Carryforwards

Small Cap
Expiration Date	Value
30-Sep-14	$18,476
30-Sep-15	466,140

$484,616

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C — OTHER
In connection with certain venture capital investments, Large Cap Growth is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $1,000,000 at December 31, 2007.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 27, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 27, 2008

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	February 27, 2008